Basis of Presentation and Separation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Separation

NOTE 1 — BASIS OF PRESENTATION AND SEPARATION

Apergy Corporation (“Apergy”) is a leading provider of highly engineered equipment and technologies that help companies drill for and produce oil and gas safely and efficiently around the world. Our products provide efficient functioning throughout the lifecycle of a well—from drilling to completion to production. We report our results of operations in the following reporting segments: Production & Automation Technologies and Drilling Technologies. Our Production & Automation Technologies segment offerings consist of artificial lift equipment and solutions, including rod pumping systems, electric submersible pump systems, progressive cavity pumps and drive systems and plunger lifts, as well as a full automation and digital offering consisting of equipment, software and Industrial Internet of Things solutions for downhole monitoring, wellsite productivity enhancement and asset integrity management. Our Drilling Technologies segment offering provides market leading polycrystalline diamond cutters and bearings that result in cost effective and efficient drilling.

Separation and Distribution

On April 18, 2018, the Dover Corporation (“Dover”) Board of Directors approved the separation of entities conducting its upstream oil and gas energy business within Dover’s Energy segment (the “Separation”) into an independent, publicly traded company named Apergy Corporation. Apergy Corporation was incorporated in Delaware on October 10, 2017, under the name Wellsite Corporation and was renamed Apergy Corporation on February 2, 2018. Apergy Corporation was formed for the purpose of holding entities, assets and liabilities conducting Dover’s upstream oil and gas business within Dover’s Energy segment. In accordance with the separation and distribution agreement, the two companies were separated by Dover distributing to Dover’s stockholders all 77,339,828 shares of common stock of Apergy on May 9, 2018. Each Dover shareholder received one share of Apergy stock for every two shares of Dover stock held at the close of business on the record date of April 30, 2018. In conjunction with the Separation, Dover received a private letter ruling from the Internal Revenue Service to the effect that, based on certain facts, assumptions, representations and undertakings set forth in the ruling, for U.S. federal income tax purposes, the distribution of Apergy common stock was not taxable to Dover or U.S. holders of Dover common stock, except in respect to cash received in lieu of fractional share interests. Following the Separation, Dover retained no ownership interest in Apergy, and each company, as of May 9, 2018, has separate public ownership, boards of directors and management. A registration statement on Form 10, as amended, describing the Separation was filed by Apergy with the U.S. Securities and Exchange Commission (“SEC”) and was declared effective on April 19, 2018. On May 9, 2018, Apergy common stock began “regular-way” trading on the New York Stock Exchange under the “APY” symbol.

Tax Matters Agreement

On May 9, 2018, Apergy and Dover entered into a tax matters agreement which governs Apergy’s and Dover’s respective rights, responsibilities and obligations after the Separation with respect to tax liabilities (including taxes, if any incurred as a result of any failure of the Separation or certain related transactions to qualify for tax-free treatment for U.S. federal income tax purposes) and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other tax matters. Neither party’s obligations under the tax matters agreement will be limited in amount or subject to any cap.

Apergy also agreed to certain covenants that contain restrictions intended to preserve the tax-free status of the Separation and certain related transactions. Apergy and certain of its subsidiaries are barred from taking any action, or failing to take any action, where such action or failure to act may be expected to result in any increased tax liability or reduced tax attribute of Dover. In addition, during the time period ending two years after the date of the Separation, these covenants include specific restrictions on the ability of Apergy and certain of its subsidiaries to:

•	issue or sell stock or other securities (including securities convertible into Apergy stock but excluding certain compensatory arrangements);

•	cease to actively conduct its business or dispose of assets outside the ordinary course of business; and

•	enter into certain other corporate transactions which could cause Apergy to undergo a 40% or greater change in its stock ownership.

Employee Matters Agreement

On May 9, 2018, Apergy and Dover entered into an employee matters agreement which governs the respective rights, responsibilities and obligations of the parties in connection with the Separation with respect to employee-related matters. The employee matters agreement provides for the allocation and treatment of assets and liabilities as applicable, arising out of incentive plans, retirement plans, and employee health and welfare benefit programs, in which Apergy’s employees participated prior to the Separation, and the treatment of outstanding Dover incentive awards. In general, Apergy assumed liabilities related to its current and former employees incurred before the Separation. Dover retained liabilities accrued prior to the Separation related to certain Apergy participants in Dover’s U.S. defined benefit pension plan. As a result of the Separation and effective May 15, 2018, outstanding Dover equity awards held by Apergy employees, other than Dover performance shares, converted into corresponding Apergy equity awards issued under the Apergy Corporation 2018 Equity and Cash Incentive Plan. Generally, each award is subject to the same terms and conditions as were in effect prior to the Separation. Immediately prior to the Separation, outstanding Dover performance shares held by Apergy employees that related to performance periods ending after the Separation were cancelled.

In connection with the Separation, we incurred an aggregate principal amount of $715 million of long-term debt, which consisted of a $415 million term loan facility and $300 million of senior notes. Net proceeds from the notes offering, together with borrowings under the term loan facility, were used to make a cash payment of $700 million to Dover and to pay fees and expenses incurred in connection with the Separation. See Note 8 — Debt for additional information.

Basis of Presentation

Prior to the Separation, our results of operations, financial position and cash flows were derived from the consolidated financial statements and accounting records of Dover and reflect the combined historical results of operations, financial position and cash flows of certain Dover entities conducting its upstream oil and gas energy business within Dover’s Energy segment, including an allocated portion of Dover’s corporate costs. These financial statements have been presented as if such businesses had been combined for all periods prior to the Separation. All intercompany transactions and accounts within Dover were eliminated. The assets and liabilities were reflected on a historical cost basis since all of the assets and liabilities presented were wholly owned by Dover and were transferred within the Dover consolidated group. The statements of income also include expense allocations for certain corporate functions historically performed by Dover and not allocated to its operating segments, including corporate executive management, human resources, information technology, facilities, tax, shared services, finance and legal, including the costs of salaries, benefits and other related costs. These expense allocations were based on direct usage or benefit where identifiable, with the remainder allocated on the basis of revenue, headcount or other measures. These pre-Separation combined financial statements may not include all of the actual expenses that would have been incurred had we been a stand-alone public company during the periods presented prior to the Separation and consequently may not reflect our results of operations, financial position and cash flows had we been a stand-alone public company during the periods presented prior to the Separation. Actual costs that would have been incurred if we had been a stand-alone public company would depend on a variety of factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.

Prior to the Separation, transactions between Apergy and Dover, with the exception of transactions discussed in Note 3 — Related Party Transactions, are reflected in the condensed combined balance sheet as of December 31, 2017, as part of “Net parent investment in Apergy” and in the condensed combined statements of cash flows as a financing activity in “Distributions to Dover Corporation, net.” See Note 3 — Related Party Transactions for additional information.

No portion of Dover’s third-party debt was historically held by an Apergy entity or was transferred to Apergy; therefore, no debt was included in the condensed combined balance sheet as of December 31, 2017, and no interest expense was presented in the condensed combined statement of income for the three and nine months ended September 30, 2017. Intercompany notes payable to Dover of $224.5 million as of December 31, 2017, were presented within “Net parent investment in Apergy” because the notes were not settled in cash. Accordingly, no interest expense related to intercompany debt was presented in the condensed combined statements of income for each of the periods presented prior to the Separation. Additionally, our U.S. cash was historically pooled to Dover through intercompany advances and consequently is not reflected on our condensed combined balance sheet as of December 31, 2017.

All financial information presented after the Separation represents the consolidated results of operations, financial position and cash flows of Apergy. Accordingly, our results of operations and cash flows consist of the consolidated results of Apergy from May 9, 2018 to September 30, 2018, and the combined results of operations and cash flows for periods prior to May 9, 2018. Our balance sheet as of September 30, 2018, reflects the consolidated balances of Apergy while the December 31, 2017, balance sheet reflects the combined balances of the Dover upstream oil and gas energy businesses that were transferred to Apergy. Our management believes the assumptions underlying these condensed consolidated financial statements, including the assumptions regarding the allocation of corporate expenses from Dover for periods prior to the Separation, are reasonable.

The legal transfer of the upstream oil and gas energy businesses from Dover to Apergy occurred on May 9, 2018; however, for ease of reference, and unless otherwise stated or the context otherwise requires, all references to “Apergy Corporation,” “Apergy,” “we,” “us” or “our” refer (i) prior to the Separation, to the Apergy businesses, consisting of entities, assets and liabilities conducting the upstream oil and gas business within Dover’s Energy segment and (ii) after the Separation, to Apergy Corporation and its consolidated subsidiaries.

Interim Financial Information

The accompanying unaudited condensed consolidated financial statements of Apergy have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and pursuant to the rules and regulations of the SEC pertaining to interim financial information. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP have been condensed or omitted. Therefore, these financial statements should be read in conjunction with the audited combined financial statements, and notes thereto, in the Information Statement included in Amendment No. 1 to the Form 10 filed with the SEC on April 12, 2018.

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Although these estimates are based on management’s best knowledge of current events and actions that we may undertake in the future, actual results may differ from our estimates. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments unless otherwise specified) necessary for a fair statement of our financial condition and results of operations as of and for the periods presented. Revenue, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these financial statements may not be representative of the results that may be expected for the year ending December 31, 2018.

Reclassifications

Beginning in the first quarter of 2018, we changed our presentation of expenditures related to purchases of leased assets. Previously, these amounts were reported in the operating section of our cash flow statement as “other” in adjustments to reconcile net income but are now reported as changes in our operating assets and liabilities in the operating section of our cash flow statement as “leased assets and other.” During the first quarter of 2018, we changed our presentation of amortization expense primarily related to customer intangible assets. For the three and nine months ended September 30, 2017, we reclassified $11.0 million and $32.1 million of amortization expense previously reported as a component of “selling, general and administrative expense” to “cost of goods and services” on our condensed combined statements of income.

During the second quarter of 2018, we changed our presentation of capital lease obligations. As of December 31, 2017, we reclassified $3.7 million of capital lease obligations previously reported as “other long-term liabilities” to “long-term debt” on our condensed combined balance sheet.

Certain prior-year amounts have been reclassified to conform to the current year presentation. See Note 2 — New Accounting Standards for additional information.

1. Basis of Presentation

On December 7, 2017, Dover (“Dover” or “Parent”) announced that its Board of Directors had approved a plan to spin-off entities conducting its upstream oil and gas energy business within the Dover Energy segment. In February 2018, the name of those collective businesses was changed from Wellsite Corporation to Apergy Corporation (“Apergy” or “Company”). Upon completion of the spin-off, Apergy will be a stand-alone, publicly traded company that provides highly engineered products that help companies drill and produce oil and gas efficiently and safely.

The accompanying Combined Financial Statements have been prepared on a stand-alone basis and are derived from Dover’s consolidated financial statements and accounting records. The Combined Financial Statements represent Apergy’s financial position, results of operations and cash flows as its business was operated as part of Dover prior to the distribution, in conformity with U.S. generally accepted accounting principles.

All intercompany transactions between the Apergy entities have been eliminated. Transactions between Apergy and Dover, with the exception of transactions discussed in Note 3, are reflected in equity in the combined balance sheet as “Parent Company investment in Apergy” and in the combined statement of cash flows as a financing activity in “Net transfers (to) from Parent Company.” See Note 3 — Related Party Transactions for additional information regarding related party transactions.

No portion of Dover’s third-party debt was historically held by an Apergy entity or is transferring to Apergy; therefore, no amount was included in the Combined Balance Sheets at December 31, 2017 and December 31, 2016. Accordingly, no interest expense related to third-party debt was recorded in the Combined Statements of Income.

Intercompany notes payable to Dover of $224.5 million and $233.1 million at December 31, 2017 and 2016, respectively are classified within Parent Company investment in Apergy because the notes are not expected to be settled in cash. Accordingly, no interest expense was recorded in the Combined Statements of Income.